Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Lease and Contract Obligations

The Company leases certain computer and other equipment under noncancelable operating leases and has entered into guaranteed employment contracts with certain employees. As of December 31, 2012, future minimum rental commitments under all noncancelable office, computer and equipment leases (“Gross Lease Obligations”), Sublease Income and guaranteed employment contracts longer than one year (“Other Obligations”) were as follows (in thousands):

Lease & Contract Obligations

	GROSS LEASE OBLIGATIONS	SUBLEASE INCOME	NET LEASE OBLIGATIONS	OTHER OBLIGATIONS
Year ending December 31, 2013	$22,565	$2,037	$20,528	$12,526
Year ending December 31, 2014	21,563	1,485	20,078	—
Year ending December 31, 2015	20,759	1,300	19,459	—
Year ending December 31, 2016	20,352	1,333	19,019	—
Year ending December 31, 2017	20,178	1,412	18,766	—
Thereafter through August 31, 2023	79,040	194	78,846	—

	$184,457	$7,761	$176,696	$12,526

Fair Value of Asset or Liability on Futures Contracts Activity from Continuing Operations

The following tables summarize the Company’s futures contract activity from continuing operations (in thousands):

	STATEMENTS OF FINANCIAL	FAIR VALUE OF ASSET OR (LIABILITY)
FUTURES CONTRACTS	CONDITION LOCATION	AS OF DECEMBER 31,
		2012	2011
Notional Value	Not Applicable	$(172,302)	$(18,196)

Fair Value	(Payable to) Receivable from brokers, dealers and clearing organizations	$(1,921)	$777

		GAIN (LOSS) RECOGNIZED
	STATEMENTS OF OPERATIONS LOCATION	FOR THE YEAR ENDED DECEMBER 31,
FUTURES CONTRACTS		2012	2011	2010
Unrealized gain (loss)	Net trading revenue	$23,138	$44,258	$(63,110)